Financial Instruments (Details) - Schedule of Balances of Other Financial Liabilities Such as Suppliers and Accounts Payable Have No Financial Cost and their Payment Period Ranges $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Less than 3 Months [Member]
Schedule of Balances of Other Financial Liabilities Such as Suppliers and Accounts Payable Have No Financial Cost and their Payment Period Ranges [Line Items]
Carrying Amount of Assets
Carrying Amount of Liabilities	$ 368
Line Item in the Statement of Financial Position Where the Hedging Instrument is Included	Derivative Financial Liability
Change in Value Used for Calculating Hedge Ineffectiveness	$ 368
3-6 Months [Member]
Schedule of Balances of Other Financial Liabilities Such as Suppliers and Accounts Payable Have No Financial Cost and their Payment Period Ranges [Line Items]
Carrying Amount of Assets
Carrying Amount of Liabilities	$ 1,019
Line Item in the Statement of Financial Position Where the Hedging Instrument is Included	Derivative Financial Liability
Change in Value Used for Calculating Hedge Ineffectiveness	$ 1,019
Over 6 Months [Member]
Schedule of Balances of Other Financial Liabilities Such as Suppliers and Accounts Payable Have No Financial Cost and their Payment Period Ranges [Line Items]
Carrying Amount of Assets
Carrying Amount of Liabilities	$ 1,086
Line Item in the Statement of Financial Position Where the Hedging Instrument is Included	Derivative Financial Liability
Change in Value Used for Calculating Hedge Ineffectiveness	$ 1,086